Investments (Activity For Accretable Yield on PCI Investments) (Details) - Fixed maturity securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accretable yield on purchased distressed assets acquired
Accretable yield, January 1,	$ 400	$ 244
Accretion recognized in earnings	(66)	(47)
Disposals	(8)	(8)
Reclassification (to) from nonaccretable difference	(49)	22
Accretable yield, December 31,	419	400
Investments Purchased [Member]
Accretable yield on purchased distressed assets acquired
Additions	$ 142	$ 189